Share-based Compensation (Details) (Share Incentive Plan, USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended				0 Months Ended			12 Months Ended							0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jul. 12, 2012 Director and certain employees	Jul. 12, 2012 Director and certain employees Minimum	Jul. 12, 2012 Director and certain employees Maximum	Dec. 31, 2012 Condition one	Dec. 31, 2012 Condition one First anniversary of the date of grant	Dec. 31, 2012 Condition one Pro-rata vesting on calendar quarter-end of each 12 quarters after first anniversary of grant item	Dec. 31, 2012 Condition two	Dec. 31, 2012 Condition two Vesting on date of IPO	Dec. 31, 2012 Condition two Pro-rata vesting on calendar quarter-end of each 12 quarters following IPO item	Dec. 31, 2012 Condition three	Jun. 15, 2012 BVI Company	Dec. 08, 2010 BVI Company	May 14, 2007 BVI Company
Share-based compensation
Shares approved for purchase by issuance of options under the plan															7,633,920	5,233,920	2,960,606
Authorized shares increased for purchase by issuance of options under the plan															2,400,000
Total requisite service period as stipulated in the share option agreements								4 years			4 years
Portion of options vesting (as a percent)									25.00%	75.00%		25.00%	75.00%	100.00%
Number of calendar quarters for pro-rata vesting										12			12
Share options
Balances outstanding at the beginning of the period (in shares)	4,382,636	3,221,800	2,424,400
Granted (in shares)	2,410,000	1,699,813	866,500		546,000
Exercised (in shares)	(913,801)	(164,841)
Modified (in shares)	(290,547)				(255,453)
Forfeited (in shares)	(1,169,906)	(374,136)	(69,100)
Expired (in shares)	(50,000)
Balances outstanding at the end of the period (in shares)	4,368,382	4,382,636	3,221,800	2,424,400
Exercisable at the end of the period (in shares)	1,353,698	1,716,844	713,892
Weighted average exercise price
Balances outstanding at beginning of period (in dollars per share)	$ 2.78	$ 1.50	$ 0.96
Granted (in dollars per share)	$ 3.35	$ 5.24	$ 2.99			$ 5.00	$ 7.44
Exercised (in dollars per share)	$ 1.05	$ 1.10
Modified (in dollars per share)	$ 3.23				$ 3.227
Forfeited (in dollars per share)	$ 4.35	$ 3.79	$ 1.06
Expired (in dollars per share)	$ 0.30
Outstanding at end of year (in dollars per share)	$ 2.69	$ 2.78	$ 1.50	$ 0.96
Exercisable at the end of the period (in dollars per share)	$ 1.40	$ 1.15	$ 1.08
Weighted average remaining contractual life (in years)
Balances outstanding at the end of the period	4 years 4 months 2 days	4 years 2 months 23 days	4 years 6 months	5 years 14 days
Exercisable at the end of the period	2 years 4 months 20 days	3 years 1 month 28 days	4 years 8 months 8 days
Weighted average grant date fair value
Balances outstanding at the beginning of the period (in dollars per share)	$ 1.57	$ 1.05	$ 0.46
Granted (in dollars per share)	$ 1.26	$ 2.67	$ 2.67
Exercised (in dollars per shares)	$ 0.90	$ 1.05
Modified (in dollars per share)	$ 1.06
Forfeited (in dollars per share)	$ 1.95	$ 2.31	$ 0.41
Expired (in dollars per share)	$ 0.02
Balances outstanding at the end of the period (in dollars per share)	$ 1.30	$ 1.57	$ 1.05	$ 0.46
Exercisable at the end of the period (in dollars per share)	$ 1.24	$ 1.09	$ 0.51
Intrinsic value information
Intrinsic value of outstanding options (in dollars)	$ 4,662
Intrinsic value of exercisable options (in dollars)	3,170
Total intrinsic value of options exercised	$ 2,172	$ 612